Significant accounting policies - Property equipment and leasehold improvement, net (Details)	Dec. 31, 2025
Electronic equipment | Minimum
Significant accounting policies
Estimated useful lives (in years)	3 years
Electronic equipment | Maximum
Significant accounting policies
Estimated useful lives (in years)	5 years
Furniture and office equipment | Minimum
Significant accounting policies
Estimated useful lives (in years)	2 years
Furniture and office equipment | Maximum
Significant accounting policies
Estimated useful lives (in years)	8 years
Machinery and equipment | Minimum
Significant accounting policies
Estimated useful lives (in years)	2 years
Machinery and equipment | Maximum
Significant accounting policies
Estimated useful lives (in years)	15 years
Transportation equipment | Minimum
Significant accounting policies
Estimated useful lives (in years)	4 years
Transportation equipment | Maximum
Significant accounting policies
Estimated useful lives (in years)	5 years
Office building | Minimum
Significant accounting policies
Estimated useful lives (in years)	40 years
Office building | Maximum
Significant accounting policies
Estimated useful lives (in years)	50 years
Leasehold improvement
Significant accounting policies
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember